Depreciation, amortization and impairment - Schedule of Depreciation, Amortization and Impairment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	$ 31,301	$ 25,989	$ 23,164
Cost of product revenue
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	18,683	15,582	10,053
Research and development expenses
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	8,359	6,886	9,757
General and administrative expenses
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Total depreciation, amortization and impairment expense	$ 4,259	$ 3,521	$ 3,354